Short-term trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Disclosure of trade and other payables [text block]
4.3 SHORT-TERM TRADE AND OTHER PAYABLES
Set out below is a breakdown of this heading at December 31, 2025 and December 31, 2024:

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Trade payables	1,781	(54)	(11)	87	1,803
Work certified in advance	1,227	(101)	(3)	323	1,445
Advance payments	392	(19)	—	6	379
Other non-trade payables	502	(10)	(24)	84	553
TRADE AND OTHER PAYABLES	3,902	(184)	(38)	500	4,180

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade payables	1,698	29	2	53	1,781
Work certified in advance	1,124	26	—	77	1,227
Advance payments	406	1	—	(14)	392
Other non-trade payables	419	6	(6)	83	502
TRADE AND OTHER PAYABLES	3,646	63	(4)	198	3,902
a) Trade payables
Set out below is a breakdown of trade payables at December 31, 2025 and December 31, 2024:

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Trade payables	1,203	(47)	(13)	17	1,160
Trade payables sent for reverse factoring	317	—	2	53	372
Withholdings made from suppliers	261	(8)	—	17	271
TRADE PAYABLES	1,781	(54)	(11)	87	1,803

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade payables	1,158	24	2	20	1,203
Trade payables sent for reverse factoring	281	—	—	35	317
Withholdings made from suppliers	259	5	—	(2)	261
TRADE PAYABLES	1,698	29	2	53	1,781
Trade payables increased by EUR 23 million compared to the balance recognized at December 31, 2024. Excluding the foreign exchange effect and scope changes, trade payables grew by EUR 87 million, primarily in the Construction business (EUR 43 million), mainly in Spain and Poland as well as in the Energy business (EUR 23 million) and particularly in the activity in Spain and Chile.
The Group offers its suppliers the option of utilizing reverse factoring arrangements to receive early payment of their invoices through banks. Suppliers may choose to participate in this arrangement at their discretion.
Suppliers that participate in these reverse factoring arrangements will receive early payment on invoices from the banks, paying a fee to the finance provider. On the due dates and without any extension beyond the original dates agreed with the suppliers, the Group will make payment to the banks on the same terms. Additionally, there are no special guarantees securing these payments.
All trade payables for which suppliers can use these reverse factoring arrangements are included in trade and other payables in the consolidated statement of financial position and within trade payables in the table above, regardless of whether they have made use of the early payment. Of the EUR 372 million (EUR 317 million in 2024) in trade payables sent for reverse factoring, EUR 172 million has been paid early to suppliers at December 31, 2025.
As disclosed in the table above, trade payables pending payment to suppliers under reverse factoring arrangements increased by EUR 53 million, compared to the balance at December 31, 2024. This increase relates to the difference between payments made during the year and new invoices pending payment at December 2025.
There were no significant non-cash changes in the carrying amount of the trade payables such as the effect of business combinations or exchange differences, included in the Group's supplier finance arrangements.
Group management considers that the carrying amount of trade payables approximates fair value.
b) Work certified in advance and advance payments from customers
This heading includes:
•Work certified in advance (see definition in Notes 4.4 and 1.3.3.4) increased by EUR 323 million against December 2024 (excluding the foreign exchange effect and scope changes). Out of this EUR 323 million, EUR 280 million relates to Construction business, due to cash collected in advance based on the projects’ percentage of completion.
•The balance of advance payments from customers (see definition in Note 4.4) increased by EUR 6 million in relation to December 2024.
c) Other non-trade payables
“Other non-trade payables” break down as follows:

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Accrued wages and salaries	254	(4)	(19)	22	252
Taxes payable	176	(3)	(6)	6	173
Other payables	72	(3)	1	57	127
OTHER NON- TRADE PAYABLES	502	(10)	(24)	84	553

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Accrued wages and salaries	227	3	(1)	25	254
Taxes payable	162	2	(5)	17	176
Other payables	30	2	—	41	72
OTHER NON- TRADE PAYABLES	419	6	(6)	83	502
The main movement during the period relates to the reclassification of participating loans bearing interest, granted by Spain’s Central Government to the Autovía de Aragón concession within the Highways business line, from non-current to current liabilities for an amount of EUR 57 million (Note 6.4).